Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Fair Value/Carrying Amount of Liability	$ 420	$ 592
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Euribor	Euribor
Principal Amount	$ 4,233	$ 5,178
Fair Value/Carrying Amount of Liability	$ 420	$ 592
Weighted-average remaining term	10 years 3 months	11 years 3 months
Fixed Interest Rate	2.35%	2.35%